Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Information
5. Segment Information
5.1 Overall Segment Information and Business Segments
The Group classifies reporting segments based on the nature of the products and services provided, the type of customer, and the Group’s management organization.

Banking business	Corporate banking	Loans, deposit products, and other related financial services to large, small and medium-sized enterprises and SOHOs
	Retail banking	Loans, deposit products, and other related financial services to individuals and households
	Other banking services	Trading activities in securities and derivatives, funding, and other supporting activities
Securities business		Investment banking, brokerage services, and other supporting activities
Non-life insurance business		Non-life insurance and other supporting activities
Credit card business		Credit sale, cash advance, card loan, and other supporting activities
Life insurance business		Life insurance and other supporting activities

Financial information by business segment as of and for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	2023
	Banking business
	Corporate banking		Retail banking		Other banking services		Sub-total		Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total

Net operating revenues (expenses) from external customers	￦	5,640,663	￦	4,443,943	￦	30,910	￦	10,115,516	￦	1,667,041	￦	1,120,156	￦	2,026,032	￦	191,097	￦	1,058,994	￦	—	￦	16,178,836
Intersegment net operating revenues (expenses)		116,967		—		225,401		342,368		52,940		(17,993)		(147,290)		16,209		348,113		(594,347)		—

	￦	5,757,630	￦	4,443,943	￦	256,311	￦	10,457,884	￦	1,719,981	￦	1,102,163	￦	1,878,742	￦	207,306	￦	1,407,107	￦	(594,347)	￦	16,178,836

Net interest income (expenses)	￦	5,645,899	￦	3,397,242	￦	826,926	￦	9,870,067	￦	614,140	￦	(219,734)	￦	1,639,486	￦	(206,562)	￦	659,052	￦	(175,589)	￦	12,180,860
Interest income		11,687,624		7,723,196		2,936,303		22,347,123		1,763,009		808,296		2,343,014		582,463		1,407,563		(109,444)		29,142,024
Interest expense		(6,041,725)		(4,325,954)		(2,109,377)		(12,477,056)		(1,148,869)		(1,028,030)		(703,528)		(789,025)		(748,511)		(66,145)		(16,961,164)
Net fee and commission income (expenses)		427,004		252,118		489,161		1,168,283		742,613		(34,468)		613,721		(7,636)		1,213,154		(22,143)		3,673,524
Fee and commission income		612,643		403,042		587,135		1,602,820		981,954		20,658		1,740,517		5,478		1,364,830		(348,183)		5,368,074
Fee and commission expense		(185,639)		(150,924)		(97,974)		(434,537)		(239,341)		(55,126)		(1,126,796)		(13,114)		(151,676)		326,040		(1,694,550)
Net Insurance income (expenses)		—		—		—		—		—		960,395		9,539		446,745		—		30,173		1,446,852
Insurance income		—		—		—		—		—		10,088,869		19,000		933,665		—		(36,063)		11,005,471
Insurance expense		—		—		—		—		—		(9,128,474)		(9,461)		(486,920)		—		66,236		(9,558,619)
Net gains on financial instruments at fair value through profit or loss		(6,449)		—		766,434		759,985		356,837		454,729		6,915		658,530		283,591		(357,522)		2,163,065
Net other insurance finance expense		—		—		—		—		—		(25,841)		—		(546,635)		—		—		(572,476)
Net other operating income (expenses)		(308,824)		794,583		(1,826,210)		(1,340,451)		6,391		(32,918)		(390,919)		(137,136)		(748,690)		(69,266)		(2,712,989)
General and administrative expenses	￦	(1,959,016)	￦	(1,952,434)	￦	(610,316)	￦	(4,521,766)	￦	(903,329)	￦	(142,165)	￦	(624,628)	￦	(99,663)	￦	(483,366)	￦	127,511	￦	(6,647,406)
Operating income (expenses) before provision for credit losses		3,798,614		2,491,509		(354,005)		5,936,118		816,652		959,998		1,254,114		107,643		923,741		(466,836)		9,531,430
Reversal (provision) of credit losses		(1,563,255)		(92,464)		47,591		(1,608,128)		(144,016)		(13,988)		(826,922)		(2,190)		(554,176)		3,011		(3,146,409)
Net operating income (expenses)		2,235,359		2,399,045		(306,414)		4,327,990		672,636		946,010		427,192		105,453		369,565		(463,825)		6,385,021
Share of profit (loss) of associates and joint ventures		—		—		117		117		2,898		2,440		1,049		(135)		11,386		15,355		33,110
Net other non-operating income (expenses)		(14,754)		—		(83,576)		(98,330)		(190,199)		15,235		44,310		4,700		(11,162)		(62,534)		(297,980)
Segment profit (loss) before income tax expense		2,220,605		2,399,045		(389,873)		4,229,777		485,335		963,685		472,551		110,018		369,789		(511,004)		6,120,151
Income tax benefit (expense)		(633,917)		(633,348)		187,440		(1,079,825)		(102,705)		(250,125)		(121,333)		(25,262)		(64,432)		49,865		(1,593,817)

Profit (loss) for the year	￦	1,586,688	￦	1,765,697	￦	(202,433)	￦	3,149,952	￦	382,630	￦	713,560	￦	351,218	￦	84,756	￦	305,357	￦	(461,139)	￦	4,526,334

Profit (loss) attributable to shareholders of the Parent Company	￦	1,612,409	￦	1,765,697	￦	(116,607)	￦	3,261,499	￦	389,618	￦	713,281	￦	351,133	￦	84,756	￦	303,578	￦	(509,030)	￦	4,594,835
Profit (loss) attributable to non-controlling interests		(25,721)		—		(85,826)		(111,547)		(6,988)		279		85		—		1,779		47,891		(68,501)
Total assets*		221,851,975		165,821,667		142,339,211		530,012,853		61,266,989		37,716,952		29,365,575		31,953,218		63,413,640		(38,003,811)		715,725,416
Total liabilities*		201,871,592		203,560,029		88,032,505		493,464,126		54,967,833		31,470,771		24,545,751		28,050,931		25,562,612		(972,798)		657,089,226

(In millions of Korean won)
	2024
	Banking business								Securities		Non-life insurance		Credit card		Life insurance		Others		Consolidation adjustments		Total
	Corporate banking		Retail banking		Other banking services		Sub-total

Net operating revenues (expenses) from external customers	￦	5,281,537	￦	4,165,446	￦	637,177	￦	10,084,160	￦	1,772,379	￦	1,447,658	￦	2,107,801	￦	366,433	￦	1,249,740	￦	—	￦	17,028,171
Intersegment net operating revenues (expenses)		91,339		—		537,771		629,110		48,236		(172,748)		(59,531)		(1,236)		296,117		(739,948)		—

	￦	5,372,876	￦	4,165,446	￦	1,174,948	￦	10,713,270	￦	1,820,615	￦	1,274,910	￦	2,048,270	￦	365,197	￦	1,545,857	￦	(739,948)	￦	17,028,171

Net interest income (expenses)	￦	5,765,967	￦	3,319,728	￦	1,138,177	￦	10,223,872	￦	604,220	￦	(27,286)	￦	1,661,002	￦	(137,380)	￦	687,978	￦	(185,692)	￦	12,826,714
Interest income		12,100,679		7,760,970		3,349,423		23,211,072		1,783,459		899,571		2,464,356		645,953		1,586,364		(99,390)		30,491,385
Interest expense		(6,334,712)		(4,441,242)		(2,211,246)		(12,987,200)		(1,179,239)		(926,857)		(803,354)		(783,333)		(898,386)		(86,302)		(17,664,671)
Net fee and commission income (expenses)		410,424		241,799		460,655		1,112,878		788,521		(35,521)		770,218		8,295		1,248,859		(43,623)		3,849,627
Fee and commission income		600,466		390,775		552,868		1,544,109		1,012,768		10,271		1,817,271		16,340		1,414,179		(333,095)		5,481,843
Fee and commission expense		(190,042)		(148,976)		(92,213)		(431,231)		(224,247)		(45,792)		(1,047,053)		(8,045)		(165,320)		289,472		(1,632,216)
Net insurance income (expenses)		—		—		—		—		—		1,091,885		8,133		480,066		—		69,677		1,649,761
Insurance income		—		—		—		—		—		10,468,227		17,233		1,009,157		—		(38,426)		11,456,191
Insurance expense		—		—		—		—		—		(9,376,342)		(9,100)		(529,091)		—		108,103		(9,806,430)
Net gains (losses) on financial instruments at fair value through profit or loss		23,652		—		744,225		767,877		267,257		344,848		11,847		283,572		(13,103)		(650,217)		1,012,081
Net other insurance finance expense		—		—		—		—		—		(55,895)		—		(381,106)		—		—		(437,001)
Net other operating income (expenses)		(827,167)		603,919		(1,168,109)		(1,391,357)		160,617		(43,121)		(402,930)		111,750		(377,877)		69,907		(1,873,011)
General and administrative expenses	￦	(2,004,769)	￦	(1,984,805)	￦	(644,744)	￦	(4,634,318)	￦	(980,340)	￦	(140,270)	￦	(641,283)	￦	(147,517)	￦	(522,641)	￦	127,745	￦	(6,938,624)
Operating income (expenses) before provision for credit losses		3,368,107		2,180,641		530,204		6,078,952		840,275		1,134,640		1,406,987		217,680		1,023,216		(612,203)		10,089,547
Reversal (provision) of credit losses		(482,326)		(196,996)		(765)		(680,087)		(66,978)		1,945		(892,871)		712		(414,498)		7,491		(2,044,286)
Net operating income (expenses)		2,885,781		1,983,645		529,439		5,398,865		773,297		1,136,585		514,116		218,392		608,718		(604,712)		8,045,261
Share of profit (loss) of associates and joint ventures		—		—		7,402		7,402		(35,156)		2,272		1,238		(259)		(282)		7,901		(16,884)
Net other non-operating income (expenses)		(61,903)		—		(899,066)		(960,969)		3,059		(12,950)		9,755		6,694		(46,838)		(41,881)		(1,043,130)
Segment profit (loss) before income tax expense		2,823,878		1,983,645		(362,225)		4,445,298		741,200		1,125,907		525,109		224,827		561,598		(638,692)		6,985,247
Income tax benefit (expense)		(927,629)		(523,682)		157,415		(1,293,896)		(156,310)		(286,340)		(133,621)		(60,555)		(88,651)		62,732		(1,956,641)

Profit (loss) for the year	￦	1,896,249	￦	1,459,963	￦	(204,810)	￦	3,151,402	￦	584,890	￦	839,567	￦	391,488	￦	164,272	￦	472,947	￦	(575,960)	￦	5,028,606

Profit (loss) attributable to shareholders of the Parent Company	￦	1,877,266	￦	1,459,963	￦	(85,470)	￦	3,251,759	￦	585,682	￦	839,494	￦	402,715	￦	164,272	￦	470,606	￦	(636,307)	￦	5,078,221
Profit (loss) attributable to non-controlling interests		18,983		—		(119,340)		(100,357)		(792)		73		(11,227)		—		2,341		60,347		(49,615)
Total assets*		239,124,552		176,075,559		147,687,069		562,887,180		63,384,388		40,776,375		30,541,628		34,047,554		64,172,457		(37,964,050)		757,845,532
Total liabilities*		222,291,921		210,839,098		91,728,841		524,859,860		56,498,405		34,982,352		25,236,826		30,984,398		27,995,907		(2,527,397)		698,030,351

*	Assets and liabilities of the reporting segments are amounts before intersegment transactions.

5.2 Services and Geographical Segments
5.2.1 Services information
Net operating revenues from external customers by service for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024

Banking service	￦	9,278,875	￦	10,115,516	￦	10,084,160
Securities service		1,124,822		1,667,041		1,772,379
Non-life insurance service		684,456		1,120,156		1,447,658
Credit card service		1,785,413		2,026,032		2,107,801
Life insurance service		(61,746)		191,097		366,433
Others		914,003		1,058,994		1,249,740

	￦	13,725,823	￦	16,178,836	￦	17,028,171

5.2.2 Geographical information
Geographical net operating revenues from external customers for the years ended December 31, 2022, 2023 and 2024 and major non-current
assets as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	Net operating revenues from external customers						Major non-current assets
	2022		2023		2024		December 31, 2023		December 31, 2024

Domestic	￦	12,508,285	￦	14,763,248	￦	15,530,844	￦	9,851,765	￦	9,915,068
United States		101,726		75,944		128,325		55,125		35,576
New Zealand		12,378		12,611		12,580		1,051		829
China		170,239		177,175		167,621		21,138		22,271
Cambodia		546,258		572,858		595,562		53,322		101,879
United Kingdom		31,685		52,372		71,545		4,616		9,023
Indonesia		231,694		327,599		320,741		418,115		430,632
Others		123,558		197,029		200,953		32,405		35,746
Consolidation adjustments		—		—		—		568,804		564,851

	￦	13,725,823	￦	16,178,836	￦	17,028,171	￦	11,006,341	￦	11,115,875